SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity

	Twelve months ended December 31, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,110,938	$2.76	8.23	$7,579
Granted	952,500	5.18	-	-
Exercised	(626,871)	2.01	-	-
Forfeited	(146,405)	3.57	-	-

Outstanding at the end of the period	3,290,162	3.57	7.91	8,768

Exercisable	1,302,349	$2.79	7.05	$19,726

Schedule of Recognized Stock-based Compensation

During the twelve months period ended December 31, 2020, the Company recognized compensation expenses related to employees and service providers stock option in the amount of $1,436, as follows:

	Year ended December 31,
	2020	2019

Cost of revenues	$256	$134
Research and development	$393	$243
Marketing and selling	$22	$57
General and administrative	$765	$714
	$1,436	$1,148